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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                 Check here if Amendment [ ]; Amendment Number:
            This Amendment (check only one.)      [ ] is a restatement.
                                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: CORUS BANKSHARES, INC.
                          Address: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael E. Dulberg
Title:  Senior Vice President and
        Chief Accounting Officer
Phone:  773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg          Chicago, IL         February 1, 2006

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:      $ 184,541
                                             (thousands)

List of Other Included Managers:             None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                          TITLE OF                    VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER     ---------------------
NAME OF ISSUER              CLASS         CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
----------------------  -------------   ---------   --------   -------   ---   ----   ----------   --------   -------  -----   ----
AMCORE FINL INC         COMMON SHARES   023912108      2,101    69,100   SH           SOLE                     69,100
AMSOUTH BANCORPORATION  COMMON SHARES   032165102     12,214   466,015   SH           SOLE                    466,015
ASSOCIATED BANC CORP    COMMON SHARES   045487105      3,944   121,179   SH           SOLE                    121,179
BANK OF AMERICA
 CORPORATION            COMMON SHARES   060505104     30,948   670,594   SH           SOLE                    670,594
BANK NEW YORK INC       COMMON SHARES   064057102      3,185   100,000   SH           SOLE                    100,000
CITIGROUP INC           COMMON SHARES   172967101     10,919   225,000   SH           SOLE                    225,000
COMERICA INC            COMMON SHARES   200340107     15,002   264,300   SH           SOLE                    264,300
COMPASS BANCSHARES INC  COMMON SHARES   20449H109      5,247   108,750   SH           SOLE                    108,750
FREMONT GEN CORP        COMMON SHARES   357288109     19,049   820,000   SH           SOLE                    820,000
JP MORGAN CHASE & CO    COMMON SHARES   46625H100     19,879   500,864   SH           SOLE                    500,864
MAF BANCORP INC         COMMON SHARES   55261R108      8,477   204,850   SH           SOLE                    204,850
MERRILL LYNCH & CO INC  COMMON SHARES   590188108      8,940   132,000   SH           SOLE                    132,000
MORGAN STANLEY
 DEAN WITTER&CO         COMMON SHARES   617446448      4,653    82,000   SH           SOLE                     82,000
NATIONAL CITY CORP      COMMON SHARES   635405103      2,502    74,520   SH           SOLE                     74,520
REGIONS FINL CORP NEW   COMMON SHARES   7591EP100      4,904   143,554   SH           SOLE                    143,554
SUNTRUST BKS INC        COMMON SHARES   867914103      3,492    48,000   SH           SOLE                     48,000
U S BANCORP DEL         COMMON SHARES   902973304      8,037   268,870   SH           SOLE                    268,870
WACHOVIA CORP 2ND NEW   COMMON SHARES   929903102     21,048   398,191   SH           SOLE                    398,191